GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Reconciliation of Redeemable Non-controlling Interest
	December 31,
	2010	2011	2012

Beginning of the year	$-	$5,662	$6,205
Redeemable non-controlling interest	5,331	-	-
Net income attributable to non-controlling interest	348	252	735
Non-controlling interest share of contribution to equity in Caesarstone Canada Inc.	-	458	-
Foreign currency translation adjustments	(17)	(167)	166

Redeemable non-controlling interest - end of the year	$5,662	$6,205	$7,106

U.S. Quartz Products, Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Current assets	$22,452
Deferred taxes	2,604
Property and equipment	1,794
Long-term liabilities	185
Intangible assets:
Distribution relationships(1)	739	7.6
Customer relationships(2)	2,352	7.6
Distribution agreement(3)	14,376	7.6
Backlog-customer relationships(4)	146	0.08
Backlog-distribution relationships(5)	84	0.08
Goodwill(6)	18,460	indefinite

Total assets acquired	63,192

Current liabilities	18,510
Long-term liabilities	6,291
Deferred taxes	5,374

Total liabilities assumed	30,175

Net assets acquired	33,017

Total purchase price	$33,017

(1)	Distribution relationships-the fair value of the distribution relationships was measured using the Multi Period Excess Earnings Method approach (the "MPEEM approach"), which is a form of discounted cash flow analysis. The fair value of the distribution relationships is being amortized according to the revenue projections.

(2)	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(3)	Distribution agreement-the fair value of the Distribution Agreement (the reacquired right under ASC 805) was measured using the MPEEM approach. The fair value of the distribution relationships is being amortized over 7.6 years.

(4)	Backlog-customer relationships-the fair value of the backlog attributed to end-customers was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(5)	Backlog-distribution relationships-the fair value of the backlog attributed to distributor relationships was measured using the MPEEM approach. The fair value of the backlog was fully amortized over four weeks (0.08 years).

(6)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. The goodwill is related to the strength of the businesses acquired in the quartz surfaces market within the United States. Goodwill is not amortized and is tested for impairment at least annually.

Schedule of Revenues and Earnings
Period ended December 31,
2011

Revenues	$46,843

Net income	$(511)

Schedule of Unaudited Pro Forma Condensed Results of Operations
	December 31,	December 31,
	2010	2011
	Unaudited

Revenues	$233,206	$271,874

Net income	$23,489	$25,222

Basic and diluted net earnings per share	$0.85	$0.91

Caesarstone Southeast Asia Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Inventory	$50
Fixed assets	26
Customer relationships (1)	133	5.0
Distribution agreement (2)	254	2.0
Non-competition agreement (3)	62	3.0
Goodwill	303	indefinite

Total assets acquired	828

Total liabilities assumed	-

Net assets acquired	828

Total purchase price	$828

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	The fair value of the distribution agreement was measured using the MPEEM approach. The fair value of the distribution agreement is being amortized according to the remaining contractual term of the original distribution agreement.

(3)	The fair value of the non-competition agreement was measured using the incremental cash flow approach.

Canadian Quartz Holdings Inc. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Non-competition agreement(1)	$917	2.21
Customer relationships(2)	3,989	5.21
Goodwill(3)	425	indefinite

Net assets acquired	$5,331

(1)	Non-competition agreement-the non-competition agreement asset fair value was estimated using an incremental cash flow analysis, which is a form of the income approach. The non-competition agreement is being amortized using the straight-line method over its useful life, which is estimated at 2.21 years.

(2)	Customer relationships-the customer relationships asset fair value was estimated using the MPEEM approach. The customer relationships is being amortized using a method that will reflect the consummation of such asset (i.e., a form of accelerated depreciation), over an estimated 5.21 years.

(3)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and is being tested for impairment at least annually.

Schedule of Revenues and Earnings
Year ended December 31,
2010

Revenues	$4,282
Net income	$773

Schedule of Unaudited Pro Forma Condensed Results of Operations
December 31,
2010
Unaudited

Revenues	$208,703
Net income	$30,739
Basic and diluted net earnings per share	$1.12

White-Wood Distributors Ltd. [Member]
Business Acquisition [Line Items]
Schedule of Estimated Fair Value of Assets Acquired and Liabilities Assumed
	Fair value	Expected useful life (years)

Inventory	$544
Customer relationships(1)	807	4.7
Goodwill(2)	754	indefinite

Total assets acquired	2,105

Total liabilities assumed	-

Net assets acquired	2,105

Total purchase price	2,105

(1)	The fair value of the customer relationships was measured using the MPEEM approach. The fair value of the customer relationships is being amortized according to the revenue projections.

(2)	Goodwill represents the excess of the acquisition price over assets acquired and liabilities assumed. Goodwill is not amortized and will be tested for impairment at least annually.